ACCOUNTS RECEIVABLE NET (Tables)	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE NET
Schedule of Accounts receivable
	June 30,	December 31,
	2023	2022
	(unaudited)
Account receivables - tailored job readiness training services	$1,116,154	$1,503,452
Account receivables - course fee receivable	-	93,206
Account receivables - smart campus projects	47,695	50,144
Sub-total	1,163,849	1,646,802
Less: allowance for doubtful accounts	(518,319)	(598,993)
Account receivables, net	$645,530	$1,047,809
	June 30,	December 31,
	2023	2022
	(unaudited)
Beginning balance	$598,993	-
Movements during the year	(53,507)	611,819
Exchange rate difference	(27,167)	(12,826)
Ending balance	$518,319	$598,993